Comment Number	Page (s)	Explanation
1 .	2	Fee revised
2 .	4	Persons disclosed
3 .	5	Information removed
4 .	6	Disclosure revised
5 .	9	Wording removed
6 .	10	Risk removed. No anticipated litigation
7 .	11	Affiliates identified
8 .	8	Risks removed
9 .	12	Risks added
10 .	13	Revised
11 .	13	Revised
12 .	13	None
13 .	15-16	Dilution entirely rewritten
14 .	15-16	Dilution entirely rewritten
15 .	15-16	Dilution entirely rewritten
16 .		Understanding confirmed
17 .	17	Persons disclosed
18 .	18	Solicitation methods disclosed
19 .		Filed as Exhibit 1
20 .	38-39	Disclosure concerning GoPublicToday revised, expanded and moved
21 .	38-39	Disclosure concerning GoPublicToday revised, expanded and moved
22 .	20	No plans disclosed
23 .	23	Included
24 .	23	Removed
25 .	25	Disclosed
26 .	25	Disclosed. No licenses
27 .	26	Types purchasers and how sell disclosed
28 .		None
29 .	26	No dependence disclose
30 .	25-26	Disclosure revised
31 .	25-26	Disclosure revised
32 .	25-26	Disclosure revised
33 .	25-26	Disclosure revised
34 .	25	Hardware described
35 .		Eliminated
36 .	25-26	Disclosure revised
37 .	25-25	Disclosed
38	28	None disclosed
39 .	25-26	Disclosure revised
40 .	38	Disclosure moved and revised
41 .	38	Paid and issued
42 .	28	No employees. Form of independent contractor agreement filed as exhibit.
43 .	28-35	Entire section updated and rewritten in response to comments
44 .	28-35	Entire section updated and rewritten in response to comments
45 .	28-35	Entire section updated and rewritten in response to comments
46 .	28-35	Entire section updated and rewritten in response to comments
47 .	28-35	Entire section updated and rewritten in response to comments
48 .	38	Disclosed
49 .	39	Revised and disclosed
50 .		They are not.
51 .	38-39	Disclosed
52 .	41	None
53.	43	Revised
54.	44	Removed
55.	43	Eliminated
56.	45	Disclose
57.	45	There are none, as disclosed
58.	17	Included
59.-74.		See below
75.		Consent filed as exhibit
76	73	Cross reference to disclosure on pages 38-39 included
77.	75	No solicitation or advertisement disclosed
78.		Revised opinion filed as exhibit
79.		Done

ACCOUNTING COMMENTS:

December 31, 2004 Financial Statements, page 33

59.

There is only one significant expense component in general and administrative costs - stock issued for services.  See revised statements of operations.

Statements of Stockholders’ Deficit, page 34

60.

Regulation S-X does not require a separate column showing the par value of each issuance.  As this information is meaningless, the reconciliation of par and paid in capital is shown at the bottom of the statement.

61.

Please see revised financial statements and revised Item 26.

62.

Please see revised financial statements and revised Item 26.

63.

Please see revised financial statements and revised Item 26.

Statement of Cash Flows, page 35

64.

See changes to statements of cash flows.

65.

See changes to statements of cash flows.

Notes to Financial Statements, page 36

66.

Reference Management’s Discussion and Analysis of financial condition and results of operations.  All sales were from hardware and software.  No additional revenue recognition policies should be required.

67

Please see revisions to the disclosures in MD&A.

Note 5 - Commitments, page 38

68.

Please see revision to Note 5.  No payments were made, and no services were to be performed until 2005.  Therefore, no obligation was recorded.

69.

All stock was issued and accounted for at fair value.  In this case, all shares authorized from December 2004 to date were valued at $0.10 per share.  This is the price per share investors paid in January 2005.  Please see revision to Note 5.